Property, Plant and Equipment - Assets under finance leases (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fixed assets
Assets under finance lease
Assets under finance lease	€ 9,415	€ 9,344
Land and buildings
Assets under finance lease
Assets under finance lease	1,730	792
Plant and machinery
Assets under finance lease
Assets under finance lease	7,685	8,552
Gross carrying amount | Fixed assets
Assets under finance lease
Assets under finance lease	16,794	15,549
Gross carrying amount | Land and buildings
Assets under finance lease
Assets under finance lease	2,545	2,213
Gross carrying amount | Plant and machinery
Assets under finance lease
Assets under finance lease	14,249	13,336
Accumulated depreciation and amortisation | Fixed assets
Assets under finance lease
Assets under finance lease	(7,379)	(6,205)
Accumulated depreciation and amortisation | Land and buildings
Assets under finance lease
Assets under finance lease	(815)	(1,421)
Accumulated depreciation and amortisation | Plant and machinery
Assets under finance lease
Assets under finance lease	€ (6,564)	€ (4,784)